OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 925	$ 932
Current year additions	184	204
Claims paid	(180)	(201)
Currency translation adjustment and other	(14)	24
Balance at March 31	$ 915	$ 959